Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit [Member]
Contractual amount of off-balance-sheet financial instruments
Contractual amount	$ 118,412	$ 117,171
Standby letters of credit [Member]
Contractual amount of off-balance-sheet financial instruments
Contractual amount	$ 2,995	$ 2,992